Portfolio of Investments
Columbia Small Cap Value Fund II, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.1%
Issuer	Shares	Value ($)
Communication Services 1.1%
Media 1.1%
Nexstar Media Group, Inc., Class A	110,600	16,534,700
Total Communication Services		16,534,700
Consumer Discretionary 7.9%
Auto Components 1.1%
Dana, Inc.	448,127	9,634,730
Goodyear Tire & Rubber Co. (The)(a)	356,200	7,163,182
Total		16,797,912
Hotels, Restaurants & Leisure 1.8%
F45 Training Holdings, Inc.(a)	802,878	8,542,622
International Game Technology PLC	388,000	10,483,760
Red Rock Resorts, Inc., Class A	165,500	7,867,870
Total		26,894,252
Household Durables 0.5%
KB Home	184,400	7,374,156
Internet & Direct Marketing Retail 0.7%
Revolve Group, Inc.(a)	83,600	6,367,812
ThredUp, Inc., Class A(a)	265,000	4,960,800
Total		11,328,612
Multiline Retail 1.1%
Macy’s, Inc.	593,500	16,914,750
Specialty Retail 2.5%
Children’s Place, Inc. (The)(a)	123,400	10,677,802
Genesco, Inc.(a)	135,093	8,537,878
Petco Health & Wellness Co., Inc.(a)	952,000	18,249,840
Total		37,465,520
Textiles, Apparel & Luxury Goods 0.2%
Rocky Brands, Inc.	108,800	3,865,664
Total Consumer Discretionary		120,640,866
Consumer Staples 3.7%
Food & Staples Retailing 3.3%
BJ’s Wholesale Club Holdings, Inc.(a)	274,000	18,125,100
The Chefs’ Warehouse(a)	289,500	8,994,765
United Natural Foods, Inc.(a)	470,400	23,388,288
Total		50,508,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.4%
BellRing Brands, Inc., Class A(a)	270,100	5,812,552
Total Consumer Staples		56,320,705
Energy 6.3%
Oil, Gas & Consumable Fuels 6.3%
Antero Resources Corp.(a)	323,000	5,671,880
Coterra Energy, Inc.	1,027,336	20,628,907
Matador Resources Co.	390,800	15,346,716
Ovintiv, Inc.	730,200	25,381,752
PDC Energy, Inc.	345,800	17,438,694
SM Energy Co.	416,100	12,066,900
Total		96,534,849
Total Energy		96,534,849
Financials 28.8%
Banks 15.1%
Ameris Bancorp	323,328	15,736,374
Atlantic Union Bankshares Corp.	443,900	14,431,189
Bancorp, Inc. (The)(a)	716,800	20,263,936
Cathay General Bancorp	383,547	16,074,455
Community Bank System, Inc.	216,400	15,290,824
Hancock Whitney Corp.	351,400	16,789,892
Independent Bank Corp.	164,604	13,013,592
Independent Bank Group, Inc.	194,900	13,531,907
Pacific Premier Bancorp, Inc.	335,500	13,000,625
Popular, Inc.	230,900	17,968,638
Renasant Corp.	334,600	12,189,478
Sandy Spring Bancorp, Inc.	413,622	19,411,280
Triumph Bancorp, Inc.(a)	174,155	22,178,639
UMB Financial Corp.	202,291	20,346,429
Total		230,227,258
Capital Markets 4.2%
Cowen, Inc.	302,600	10,705,988
Focus Financial Partners, Inc., Class A(a)	348,000	21,415,920
Houlihan Lokey, Inc., Class A	174,500	18,940,230
Stifel Financial Corp.	178,850	12,700,139
Total		63,762,277
Columbia Small Cap Value Fund II | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.9%
SLM Corp.	740,300	13,162,534
Insurance 1.7%
AMERISAFE, Inc.	168,700	8,956,283
Argo Group International Holdings Ltd.	314,475	17,069,703
Total		26,025,986
Mortgage Real Estate Investment Trusts (REITS) 2.8%
Blackstone Mortgage Trust, Inc.	487,100	14,613,000
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	316,300	17,991,144
Starwood Property Trust, Inc.	365,700	9,127,872
Total		41,732,016
Thrifts & Mortgage Finance 4.1%
Axos Financial, Inc.(a)	422,500	23,917,725
MGIC Investment Corp.	978,400	13,795,440
Radian Group, Inc.	467,400	9,520,938
WSFS Financial Corp.	316,600	15,741,352
Total		62,975,455
Total Financials		437,885,526
Health Care 4.1%
Biotechnology 1.8%
Arena Pharmaceuticals, Inc.(a)	129,300	7,045,557
Cytokinetics, Inc.(a)	116,500	4,583,110
Invitae Corp.(a)	317,800	5,402,600
Iovance Biotherapeutics, Inc.(a)	178,300	3,337,776
Myriad Genetics, Inc.(a)	219,100	5,665,926
Olema Pharmaceuticals, Inc.(a)	146,404	1,281,035
Total		27,316,004
Health Care Equipment & Supplies 1.4%
Integer Holdings Corp.(a)	66,500	5,302,710
Merit Medical Systems, Inc.(a)	248,500	15,620,710
Total		20,923,420
Health Care Providers & Services 0.9%
Tenet Healthcare Corp.(a)	195,600	14,253,372
Total Health Care		62,492,796
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.0%
Aerospace & Defense 1.3%
Moog, Inc., Class A	170,600	11,800,402
Triumph Group, Inc.(a)	511,800	8,577,768
Total		20,378,170
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.(a)	93,800	8,217,818
Airlines 0.6%
Skywest, Inc.(a)	229,157	8,976,080
Building Products 0.7%
Masonite International Corp.(a)	96,555	10,331,385
Construction & Engineering 2.6%
API Group Corp.(a)	616,700	14,375,277
EMCOR Group, Inc.	133,400	15,919,956
MasTec, Inc.(a)	98,200	9,051,094
Total		39,346,327
Electrical Equipment 1.0%
Bloom Energy Corp., Class A(a)	565,600	15,542,688
Machinery 1.9%
Altra Industrial Motion Corp.	231,300	12,191,823
Evoqua Water Technologies Corp.(a)	370,600	16,669,588
Total		28,861,411
Professional Services 4.3%
ICF International, Inc.	172,400	16,677,976
KBR, Inc.	436,900	19,223,600
Kforce, Inc.	276,756	21,207,812
Science Applications International Corp.	97,817	8,205,868
Total		65,315,256
Road & Rail 1.3%
ArcBest Corp.	186,100	19,183,188
Trading Companies & Distributors 3.8%
Beacon Roofing Supply, Inc.(a)	165,100	8,240,141
Core & Main, Inc., Class A(a)	419,500	11,171,285
Herc Holdings Inc	122,300	20,846,035
Triton International Ltd.	299,000	16,735,030
Total		56,992,491
Total Industrials		273,144,814

2	Columbia Small Cap Value Fund II | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 8.3%
IT Services 1.1%
ExlService Holdings, Inc.(a)	121,600	15,792,192
Semiconductors & Semiconductor Equipment 6.7%
Diodes, Inc.(a)	188,900	20,089,515
Kulicke & Soffa Industries, Inc.	105,754	6,097,776
MagnaChip Semiconductor Corp.(a)	677,800	12,254,624
SMART Global Holdings, Inc.(a)	322,569	18,392,884
SunPower Corp.(a)	309,700	8,872,905
Synaptics, Inc.(a)	83,400	23,538,816
Ultra Clean Holdings, Inc.(a)	228,100	12,502,161
Total		101,748,681
Software 0.5%
Cerence, Inc.(a)	31,900	2,398,242
Marathon Digital Holdings, Inc.(a)	110,000	5,617,700
Total		8,015,942
Total Information Technology		125,556,815
Materials 6.5%
Chemicals 3.5%
Avient Corp.	228,400	12,564,284
HB Fuller Co.	60,300	4,411,548
Intrepid Potash, Inc.(a)	153,022	6,289,205
Kraton Performance Polymers, Inc.(a)	274,500	12,643,470
Livent Corp.(a)	367,700	11,137,633
Orion Engineered Carbons SA(a)	360,100	6,319,755
Total		53,365,895
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	470,600	17,553,380
Metals & Mining 1.8%
Arconic Corp.(a)	191,400	5,114,208
Cleveland-Cliffs, Inc.(a)	401,900	8,178,665
Materion Corp.	173,620	14,698,669
Total		27,991,542
Total Materials		98,910,817
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.6%
Equity Real Estate Investment Trusts (REITS) 6.6%
American Assets Trust, Inc.	409,900	14,100,560
Centerspace	192,100	19,630,699
First Industrial Realty Trust, Inc.	372,400	22,496,684
Hudson Pacific Properties, Inc.	213,600	5,199,024
PS Business Parks, Inc.	82,900	14,524,080
Sunstone Hotel Investors, Inc.(a)	394,100	4,283,867
Tanger Factory Outlet Centers, Inc.	1,034,300	20,489,483
Total		100,724,397
Total Real Estate		100,724,397
Utilities 4.8%
Electric Utilities 1.1%
Portland General Electric Co.	339,216	16,509,643
Gas Utilities 1.8%
New Jersey Resources Corp.	184,600	6,789,588
ONE Gas, Inc.	137,300	8,902,532
South Jersey Industries, Inc.	531,693	12,494,785
Total		28,186,905
Independent Power and Renewable Electricity Producers 1.9%
Clearway Energy, Inc., Class C	367,900	13,730,028
Sunnova Energy International, Inc.(a)	396,200	14,647,514
Total		28,377,542
Total Utilities		73,074,090
Total Common Stocks (Cost $920,300,796)		1,461,820,375

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(b),(c)	55,349,426	55,343,891
Total Money Market Funds (Cost $55,342,069)		55,343,891
Total Investments in Securities (Cost: $975,642,865)		1,517,164,266
Other Assets & Liabilities, Net		4,682,104
Net Assets		1,521,846,370

Columbia Small Cap Value Fund II | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	27,419,887	316,264,119	(288,340,114)	(1)	55,343,891	—	18,089	55,349,426
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Value Fund II | Third Quarter Report 2021

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3QT230_02_M01_(01/22)